Share-Based Compensation - Summary of Other Equity Instruments Outstanding (Details) - shares	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
RSUs
Instruments (#)
Outstanding, beginning (in shares)	757,339	797,689
Issued/ Granted (in shares)	753,398	378,369
Vested/ Exercised (in shares)	(393,719)	(364,551)
Expired (in shares)		(54,168)
Forfeited (in shares)	(93,272)
Outstanding, ending (in shares)	1,023,746	757,339
DSUs
Instruments (#)
Outstanding, beginning (in shares)	372,602	277,206
Issued/ Granted (in shares)	142,946	160,928
Vested/ Exercised (in shares)	(192,910)	(65,532)
Outstanding, ending (in shares)	322,638	372,602
PSUs
Instruments (#)
Outstanding, beginning (in shares)	1,164,474	700,880
Issued/ Granted (in shares)	803,003	664,277
Vested/ Exercised (in shares)	(12,147)	(134,040)
Expired (in shares)	(113,734)	(27,767)
Forfeited (in shares)	(190,587)	(38,876)
Outstanding, ending (in shares)	1,651,009	1,164,474